Financial income (expense), net (Tables)	12 Months Ended
Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense), net are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Interest income	$725	500	$857
Interest expense:
Interest expense	(26,077)	(28,280)	(21,990)
Commitment fees	(37)	(977)	(1,175)
Amortization of debt issuance cost and fair value of debt assumed	(700)	(828)	(2,013)
Total interest expense	(26,814)	(30,085)	(25,178)
Gain (loss) on derivative instruments	4,681	2,463	1,839
Other items, net:
Foreign exchange gain (loss)	(193)	(968)	(383)
Bank charges, fees and other	(143)	(107)	(183)
Withholding tax on interest expense and other	(2,571)	(2,499)	(2,767)
Total other items, net	(2,907)	(3,574)	(3,333)
Total financial income (expense), net	$(24,315)	(30,696)	$(25,815)